Investment Objectives and Goals	Dec. 31, 2025
Jacob Internet Fund
Prospectus [Line Items]
Risk/Return [Heading]	Jacob Internet Fund
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is long-term growth of capital.
Objective, Secondary [Text Block]	Current income is a secondary objective.
Jacob Small Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Jacob Small Cap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.
Jacob Discovery Fund
Prospectus [Line Items]
Risk/Return [Heading]	Jacob Discovery Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.